Document and Entity Information	Feb. 03, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	AERWINS Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40734
Entity Tax Identification Number	86-2049355
Entity Address, Address Line One	Shiba Koen Annex 6 f
Entity Address, Address Line Two	1-8, Shiba Koen 3-chome,
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0011
Country Region	81
City Area Code	3
Local Phone Number	6409-6761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to AERWINS Technologies Inc.’s (the “Company”) Current Report on Form 8-K (the “Original Report”) originally filed by the Company with the U.S. Securities and Exchange Commission on February 9, 2023, is being filed solely for the purpose of amending the financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include the audited consolidated financial statements of AERWINS, Inc. (formerly named AERWINS Technologies Inc. (which was its name on 12/31/2022) until it changed its name to AERWINS, Inc. on January 24, 2023 and referred to herein as “Legacy AERWINS”) as of December 31, 2022 and 2021 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy AERWINS for the year ended December 31, 2022 as well as including the Unaudited Pro Forma Financial Statements as of December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Entity Central Index Key	0001855631
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AWINW
Security Exchange Name	NASDAQ